OTHER NON-CURRENT LIABILITIES - THIRD PARTIES (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Warranty provision	$ 20,366		$ 11,957
Nonrelated Party
OTHER NON-CURRENT LIABILITIES - THIRD PARTIES
Deposits from third parties	19,193	$ 17,438
Conditional and refundable government grants	76,230	76,019
Warranty provision	20,366	21,313
Total	$ 115,789	$ 114,770